AMG Managers Silvercrest Small Cap Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2020

	Shares	Value		Shares	Value
Common Stocks - 98.8%			Industrials - 19.7%
Communication Services - 1.1%			ABM Industries, Inc.	58,760	$2,241,106
Meredith Corp.[1]	84,850	$2,549,743	Altra Industrial Motion Corp.	117,505	3,908,216
Consumer Discretionary - 10.8%			BMC Stock Holdings, Inc.*	140,135	4,089,840
Carter's, Inc. [1]	26,230	2,782,216	Casella Waste Systems, Inc., Class A *	90,090	4,611,707
Dana, Inc.	188,830	2,909,870	ESCO Technologies, Inc.	62,680	6,014,773
Dine Brands Global, Inc. [1]	34,430	2,935,157	Forward Air Corp.	57,360	3,754,212
La-Z-Boy, Inc.	138,565	4,245,632	Gibraltar Industries, Inc. *	74,850	4,080,822
Oxford Industries, Inc.	41,870	2,905,778	ICF International, Inc.	48,820	4,276,144
Stoneridge, Inc.*	84,230	2,346,648	Knoll, Inc.	130,825	3,239,227
Visteon Corp. *,1	26,080	2,081,445	Mueller Water Products, Inc. , Class A	122,115	1,422,640
Wolverine World Wide, Inc. [1]	114,310	3,608,767	Standex International Corp.	31,415	2,296,122
Total Consumer Discretionary		23,815,513	US Ecology, Inc.	65,844	3,556,235
Consumer Staples - 4.8%			Total Industrials		43,491,044
Central Garden & Pet Co., Class A*	96,880	2,902,525	Information Technology - 14.7%
J&J Snack Foods Corp.[1]	15,518	2,573,505	ACI Worldwide, Inc.*	133,537	4,600,350
Lancaster Colony Corp.	16,506	2,552,653	Brooks Automation, Inc.	123,415	4,699,643
The Simply Good Foods Co.*	113,120	2,598,366	Methode Electronics, Inc.	100,935	3,305,621
Total Consumer Staples		10,627,049	MKS Instruments, Inc.	17,715	1,856,886
Energy - 4.1%			Plexus Corp. *	43,505	3,094,076
Callon Petroleum Co.*,1	426,390	1,279,170	Rambus, Inc.*	176,360	2,798,833
Magnolia Oil & Gas Corp., Class A *,1	284,525	2,993,203	Rogers Corp. *	18,712	2,203,338
Matador Resources Co. *,1	249,055	3,653,637	Semtech Corp.*	50,220	2,420,102
Select Energy Services, Inc., Class A *,1	162,205	1,128,947	SYNNEX Corp.	33,615	4,630,802
Total Energy		9,054,957	Verra Mobility Corp. *	181,630	2,893,366
Financials - 18.9%			Total Information Technology		32,503,017
BancorpSouth Bank	224,440	6,412,251	Materials - 3.9%
CVB Financial Corp.	241,900	5,024,263	HB Fuller Co.	88,285	4,079,650
Glacier Bancorp, Inc.	141,730	6,005,100	Minerals Technologies, Inc.	41,800	2,262,634
Horace Mann Educators Corp.	81,609	3,510,003	PH Glatfelter Co.	138,118	2,306,570
IBERIABANK Corp.	65,469	4,760,251	Total Materials		8,648,854
Independent Bank Corp.	81,963	5,917,729	Real Estate - 7.8%
Selective Insurance Group, Inc.	90,720	6,010,200	EastGroup Properties, Inc. , REIT	19,143	2,604,788
South State Corp.	54,750	4,139,647	Pebblebrook Hotel Trust, REIT [1]	158,715	3,764,720
Total Financials		41,779,444	Physicians Realty Trust, REIT	225,245	4,358,491
Health Care - 9.4%			QTS Realty Trust, Inc. , Class A, REIT [1]	114,970	6,539,493
Allscripts Healthcare Solutions, Inc. *,1	270,090	2,317,372	Total Real Estate		17,267,492
AMN Healthcare Services, Inc. *	67,340	4,537,369	Utilities - 3.6%
Envista Holdings Corp. *	110,660	3,274,430	MGE Energy, Inc.	34,048	2,721,457
ICU Medical, Inc. *	18,677	3,407,992	ONE Gas, Inc.	56,405	5,330,272
Integer Holdings Corp. *	53,450	4,564,630	Total Utilities		8,051,729
Natus Medical, Inc. *	83,355	2,608,178	Total Common Stocks
Total Health Care		20,709,971	(Cost $203,858,586)		218,498,813

AMG Managers Silvercrest Small Cap Fund
Schedule of Portfolio Investments (continued)

	Shares	Value		Value
Short-Term Investments - 1.5%			Total Investments - 100.3%
Other Investment Companies - 1.5%			(Cost $207,095,368)	$221,735,595
Dreyfus Government Cash Management Fund,			Other Assets, less Liabilities - (0.3)%	(642,816)
Institutional Shares, 1.49% [2]	1,068,138	$1,068,138	Net Assets - 100.0%	$221,092,779
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
1.52% [2]	1,068,138	1,068,138
JPMorgan U. S. Government Money Market Fund,
IM Shares, 1.52%[2]	1,100,506	1,100,506
Total Short-Term Investments
(Cost $3,236,782)		3,236,782

* Non-income producing security.			[2] Yield shown represents the January 31, 2020, seven day average yield, which refers to
[1] Some of these securities, amounting to $28,411,757 or 12.9% of net assets, were out on			the sum of the previous seven days' dividends paid, expressed as an annual
loan to various borrowers and are collateralized by various U. S. Treasury Obligations.			percentage.
See below for more information.			REIT Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$218,498,813	—	—	$218,498,813
Short-Term Investments
Other Investment Companies	3,236,782	—	—	3,236,782
Total Investments in Securities	$221,735,595	—	—	$221,735,595

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at January 31, 2020, were as follows:

	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received
$28,411,757	—	$29,800,024	$29,800,024

The following table summarizes the securities received as collateral for securities lending at January 31, 2020:
Collateral		Coupon	Maturity
Type		Range	Date Range
U. S. Treasury Obligations		0.000%-7.625%	02/13/20-11/15/49

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

2